Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

February 29, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.6%
Communication Services - 5.5%
Beijing Enlight Media Co. Ltd., Class A	46,600	$72,388
Beijing Gehua CATV Network Co. Ltd., Class A	51,700	70,309
Beijing Kunlun Tech Co. Ltd., Class A*	36,900	123,471
Bluefocus Intelligent Communications Group Co. Ltd., Class A	106,400	113,288
Changjiang Publishing & Media Co. Ltd., Class A	32,012	24,497
China South Publishing & Media Group Co. Ltd., Class A	38,300	61,691
Chinese Universe Publishing and Media Group Co. Ltd., Class A	36,189	73,744
Dr Peng Telecom & Media Group Co. Ltd., Class A*	76,200	77,530
G-bits Network Technology Xiamen Co. Ltd., Class A	2,273	136,219
Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	16,800	20,127
Hangzhou Shunwang Technology Co. Ltd., Class A*	22,400	85,546
Huayi Brothers Media Corp., Class A*	103,874	55,076
Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	133,100	70,763
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	40,700	39,660
Leo Group Co. Ltd., Class A*	247,795	138,842
NanJi E-Commerce Co. Ltd., Class A*	91,750	128,455
Ourpalm Co. Ltd., Class A*	147,200	139,010
People.cn Co. Ltd., Class A	29,700	86,824
Shandong Publishing & Media Co. Ltd., Class A	33,309	31,456
Wasu Media Holding Co. Ltd., Class A	30,400	45,873
Xinhuanet Co. Ltd., Class A	10,750	38,790
Youzu Interactive Co. Ltd., Class A*	28,300	109,538
Zhejiang Daily Digital Culture Group Co. Ltd., Class A	41,900	60,224
Zhejiang Huace Film & TV Co. Ltd., Class A	56,400	63,688
(Cost $1,660,328)		1,867,009
Consumer Discretionary - 8.3%
Anhui Jianghuai Automobile Group Corp. Ltd., Class A*	70,200	54,725
Anhui Xinhua Media Co. Ltd., Class A	32,000	22,975
Anhui Zhongding Sealing Parts Co. Ltd., Class A	39,200	52,018
Beiqi Foton Motor Co. Ltd., Class A*	245,400	70,685
Besttone Holdings Co. Ltd., Class A	17,000	51,671
BTG Hotels Group Co. Ltd., Class A	26,345	61,424
CCOOP Group Co. Ltd., Class A*	96,100	27,405
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	7,400	103,180
Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	12,170	20,004
China CYTS Tours Holding Co. Ltd., Class A	30,800	45,064
Chongqing Department Store Co. Ltd., Class A	13,295	50,660
Chongqing Sokon Industry Group Co. Ltd., Class A	15,200	21,869
Chow Tai Seng Jewellery Co. Ltd., Class A	11,600	31,584
Dashang Co. Ltd., Class A*	8,000	27,399
DongFeng Automobile Co. Ltd., Class A	42,500	24,605
Eastern Pioneer Driving School Co. Ltd., Class A	12,700	29,028
Ecovacs Robotics Co. Ltd., Class A	8,833	29,176
Global Top E-Commerce Co. Ltd., Class A	41,750	33,624
Hang Zhou Great Star Industrial Co. Ltd., Class A	28,653	46,316
Hangzhou Lianluo Interactive Information Technology Co. Ltd., Class A*	81,100	36,028
Hisense Visual Technology Co. Ltd., Class A	42,200	76,136
Huizhou Desay Sv Automotive Co. Ltd., Class A	8,600	53,080
Jason Furniture Hangzhou Co. Ltd., Class A	9,614	56,321
Joyoung Co. Ltd., Class A	16,200	62,657
KingClean Electric Co. Ltd., Class A	4,100	13,108
Kuang-Chi Technologies Co. Ltd., Class A*	22,700	27,520
Liaoning Cheng Da Co. Ltd., Class A*	65,358	164,372
Loncin Motor Co. Ltd., Class A*	54,550	27,048
Ningbo Huaxiang Electronic Co. Ltd., Class A	26,800	89,023
Ningbo Joyson Electronic Corp., Class A*	41,820	157,434
Ningbo Peacebird Fashion Co. Ltd., Class A	3,300	7,378
Ningbo Tuopu Group Co. Ltd., Class A	22,707	64,884
Rainbow Department Store Co. Ltd., Class A	25,400	32,031
Shandong Linglong Tyre Co. Ltd., Class A	25,300	82,481
Shanghai Jinjiang International Hotels Co. Ltd., Class A	17,200	69,705
Shenzhen Fenda Technology Co. Ltd., Class A*	43,359	27,650
Shenzhen Tellus Holding Co. Ltd., Class A*	6,030	16,565
Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A*	51,350	88,671
Sichuan Changhong Electric Co. Ltd., Class A	197,100	88,971
Sinomach Automobile Co. Ltd., Class A	23,050	17,672
Sou Yu Te Group Co. Ltd., Class A*	82,624	37,888
Suofeiya Home Collection Co. Ltd., Class A	34,218	92,431
Visual China Group Co. Ltd., Class A	18,500	44,803
Wangfujing Group Co. Ltd., Class A	20,430	35,659
Wanxiang Qianchao Co. Ltd., Class A	73,100	58,662

Weifu High-Technology Group Co. Ltd., Class A	31,200	87,721
Wuchan Zhongda Group Co. Ltd., Class A	135,100	92,348
Wuhan Department Store Group Co. Ltd., Class A	24,809	37,898
Xiamen Intretech, Inc., Class A	7,400	73,849
Xinhua Winshare Publishing and Media Co. Ltd., Class A	8,100	13,221
Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	42,167	56,317
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	70,000	71,723
Zhejiang Yasha Decoration Co. Ltd., Class A	42,800	30,912
Zotye Automobile Co. Ltd., Class A*	64,900	23,530
(Cost $2,820,951)		2,819,109
Consumer Staples- 4.8%
Angel Yeast Co. Ltd., Class A	26,375	109,608
Anhui Yingjia Distillery Co. Ltd., Class A	13,000	30,310
Beijing Dabeinong Technology Group Co. Ltd., Class A	134,062	131,599
Beijing Yanjing Brewery Co. Ltd., Class A	75,300	63,126
Bright Dairy & Food Co. Ltd., Class A	32,400	49,634
Chongqing Brewery Co. Ltd., Class A	13,200	86,181
Chongqing Fuling Zhacai Group Co. Ltd., Class A	29,638	116,756
COFCO Tunhe Sugar Co. Ltd., Class A*	56,900	66,780
DaShenLin Pharmaceutical Group Co. Ltd., Class A	8,490	65,273
Guangdong Marubi Biotechnology Co. Ltd., Class A*	2,300	24,986
Hebei Chengde Lolo Co., Class A	31,341	30,181
Heilongjiang Agriculture Co. Ltd., Class A	37,800	66,681
Hunan Dakang International Food & Agriculture Co. Ltd., Class A*	146,120	38,529
Juewei Food Co. Ltd., Class A	16,100	93,717
Laobaixing Pharmacy Chain JSC, Class A	5,810	57,116
New Hope Dairy Co. Ltd., Class A	5,100	8,083
Opple Lighting Co. Ltd., Class A	8,290	29,592
Shanghai Bailian Group Co. Ltd., Class A	42,700	46,443
Shanghai Flyco Electrical Appliance Co. Ltd., Class A	2,600	12,861
Shanghai Jahwa United Co. Ltd., Class A	18,164	67,000
Shanghai Maling Aquarius Co. Ltd., Class A	34,700	36,599
Shenzhen Agricultural Products Group Co. Ltd., Class A	36,200	33,511
Sichuan Swellfun Co. Ltd., Class A	10,699	68,963
Sichuan Teway Food Group Co. Ltd., Class A	2,400	15,167
Toly Bread Co. Ltd., Class A	10,835	68,287
Yantai Changyu Pioneer Wine Co. Ltd., Class A	7,300	25,336
Yifeng Pharmacy Chain Co. Ltd., Class A	8,300	97,175
Yuan Longping High-tech Agriculture Co. Ltd., Class A	48,754	115,488
(Cost $1,562,013)		1,654,982
Energy - 2.6%
China Merchants Energy Shipping Co. Ltd., Class A	107,700	78,094
China Petroleum Engineering Corp.	89,500	35,270
COFCO Capital Holdings Co. Ltd., Class A*	9,900	12,442
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	73,200	58,533
Datong Coal Industry Co. Ltd., Class A*	44,300	23,679
Geo-Jade Petroleum Corp., Class A*	84,540	28,106
Guanghui Energy Co. Ltd., Class A	217,000	88,314
Guizhou Gas Group Corp. Ltd., Class A	12,200	20,385
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A	30,600	32,932
Jizhong Energy Resources Co. Ltd., Class A	56,200	25,852
Nanjing Tanker Corp., Class A*	106,800	36,731
Oriental Energy Co. Ltd., Class A	61,300	92,764
Shandong Xinchao Energy Corp. Ltd., Class A*	217,200	59,450
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	63,500	55,144
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	84,000	60,910
Yang Quan Coal Industry Group Co. Ltd., Class A	63,900	42,580
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	25,241	125,151
(Cost $922,829)		876,337
Financials - 4.8%
Bank of Qingdao Co. Ltd., Class A	29,400	22,035
Bank of Zhengzhou Co. Ltd., Class A	94,000	54,825
First Capital Securities Co. Ltd., Class A	111,800	121,921
Guangdong Golden Dragon Development, Inc., Class A*	23,874	46,084
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	29,485	35,830
Huaan Securities Co. Ltd., Class A	96,643	106,638
Huaxi Securities Co. Ltd., Class A	70,100	113,012
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	146,055	166,184
Jiangsu Financial Leasing Co. Ltd., Class A	47,700	36,707
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	115,980	69,805
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	48,200	37,229
Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	21,400	13,862
Kunwu Jiuding Investment Holdings Co. Ltd., Class A	6,900	25,511

Northeast Securities Co. Ltd., Class A	74,949	96,878
Pacific Securities Co. Ltd., Class A*	362,900	186,696
Polaris Bay Group Co. Ltd., Class A*	37,400	64,689
Sealand Securities Co. Ltd., Class A	204,570	135,144
Shaanxi International Trust Co. Ltd., Class A	105,690	57,705
Shanghai AJ Group Co. Ltd., Class A	51,605	61,749
Shanxi Securities Co. Ltd., Class A	90,300	101,710
Wuxi Rural Commercial Bank Co. Ltd., Class A	68,800	50,578
Xishui Strong Year Co. Ltd. Inner Mongolia, Class A	34,700	36,250
(Cost $1,609,111)		1,641,042
Health Care - 10.9%
Anhui Anke Biotechnology Group Co. Ltd., Class A	33,600	73,332
Asymchem Laboratories Tianjin Co. Ltd., Class A	7,504	192,572
Beijing SL Pharmaceutical Co. Ltd., Class A	32,600	60,311
Beijing Tiantan Biological Products Corp. Ltd., Class A	27,630	137,116
Blue Sail Medical Co. Ltd., Class A	20,200	50,889
China Animal Husbandry Industry Co. Ltd., Class A	27,168	48,665
China National Accord Medicines Corp. Ltd., Class A	8,173	51,064
China National Medicines Corp. Ltd., Class A	15,833	59,672
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	27,549	53,375
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	20,618	96,911
Da An Gene Co. Ltd. of Sun Yat-Sen University, Class A	30,038	62,932
Dezhan Healthcare Co. Ltd., Class A*	47,700	37,800
Dian Diagnostics Group Co. Ltd., Class A	20,040	73,431
Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	34,400	62,507
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	9,800	76,004
Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	22,800	29,079
Guizhou Xinbang Pharmaceutical Co. Ltd., Class A*	62,150	46,847
Haisco Pharmaceutical Group Co. Ltd., Class A	8,400	26,603
Harbin Gloria Pharmaceuticals Co. Ltd., Class A	58,850	23,445
Harbin Pharmaceutical Group Co. Ltd., Class A*	80,120	52,355
Humanwell Healthcare Group Co. Ltd., Class A*	50,600	99,921
Hybio Pharmaceutical Co. Ltd., Class A*	24,600	22,914
Jafron Biomedical Co. Ltd., Class A	10,900	141,080
Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	22,248	43,423
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	32,285	160,679
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	49,400	116,239
Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A*	41,000	33,959
Jinyu Bio-Technology Co. Ltd., Class A	60,004	187,366
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	51,356	84,266
Livzon Pharmaceutical Group, Inc., Class A	19,762	103,565
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	11,300	80,998
Realcan Pharmaceutical Group Co. Ltd., Class A	63,930	57,624
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	30,200	92,181
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	20,200	73,757
Shenzhen Neptunus Bioengineering Co. Ltd., Class A	88,250	74,614
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	25,500	58,979
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	112,000	73,830
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	15,362	29,037
Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A*	30,800	27,630
Topchoice Medical Corp., Class A*	10,500	156,622
Vcanbio Cell & Gene Engineering Corp. Ltd., Class A*	17,700	46,442
Winning Health Technology Group Co. Ltd., Class A	70,119	258,440
Yifan Pharmaceutical Co. Ltd., Class A	39,600	108,729
Zhejiang Conba Pharmaceutical Co. Ltd., Class A	99,140	84,532
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A*	35,000	104,625
Zhejiang Medicine Co. Ltd., Class A	36,000	68,820
(Cost $3,155,920)		3,705,182
Industrials — 17.0%
AECC Aero-Engine Control Co. Ltd., Class A	30,300	56,273
Avic Aviation High-Technology Co. Ltd., Class A	30,000	54,512
AVIC Electromechanical Systems Co. Ltd., Class A	96,200	106,839
Avic Heavy Machinery Co. Ltd., Class A	30,200	41,070

Beijing SPC Environment Protection Tech Co. Ltd., Class A	34,900	29,807
Beijing Watertek Information Technology Co. Ltd., Class A*	56,077	71,038
Centre Testing International Group Co. Ltd., Class A	70,300	164,008
China Aerospace Times Electronics Co. Ltd., Class A*	116,200	120,392
China Aluminum International Engineering Corp Ltd., Class A	16,200	10,122
China Baoan Group Co. Ltd., Class A	137,680	146,198
China CAMC Engineering Co. Ltd., Class A	26,382	34,139
China CSSC Holdings Ltd., Class A	36,900	101,792
China First Heavy Industries, Class A*	146,300	55,977
China High-Speed Railway Technology Co. Ltd., Class A	103,896	46,453
China International Marine Containers Group Co. Ltd., Class A	56,620	64,911
China Meheco Co. Ltd., Class A	28,387	60,043
China Merchants Port Group Co. Ltd., Class A	5,800	12,068
China Nuclear Engineering Corp. Ltd., Class A	41,600	38,153
China Railway Hi-tech Industry Co. Ltd., Class A	59,000	83,787
China Railway Tielong Container Logistics Co. Ltd., Class A	48,900	34,828
China XD Electric Co. Ltd., Class A	109,000	51,702
Chongqing Construction Engineering Group Corp. Ltd., Class A	19,400	11,676
CITIC Heavy Industries Co. Ltd., Class A	92,200	46,904
CMST Development Co. Ltd., Class A	46,600	30,584
COSCO SHIPPING Development Co. Ltd., Class A	211,500	63,950
COSCO SHIPPING Specialized Carriers Co. Ltd., Class A*	57,100	25,857
Dalian Port PDA Co. Ltd., Class A	164,720	42,017
Deppon Logistics Co. Ltd., Class A	15,600	25,150
Dongfang Electric Corp. Ltd., Class A	58,700	77,809
Dongjiang Environmental Co. Ltd., Class A	21,800	31,802
Eternal Asia Supply Chain Management Ltd., Class A	79,200	41,539
Eve Energy Co. Ltd., Class A*	25,700	245,095
Far East Smarter Energy Co. Ltd., Class A*	59,000	34,242
Fujian Longking Co. Ltd., Class A	39,600	58,394
Guangshen Railway Co. Ltd., Class A	180,500	66,735
Guangxi Liugong Machinery Co. Ltd., Class A	55,030	50,549
Guangzhou Port Co. Ltd., Class A	99,200	45,916
Guosheng Financial Holding, Inc., Class A*	51,187	78,413
Guoxuan High-Tech Co. Ltd., Class A	42,155	134,592
Hefei Meiya Optoelectronic Technology, Inc., Class A	14,400	74,432
Henan Pinggao Electric Co. Ltd., Class A	43,500	38,773
Henan Senyuan Electric Co. Ltd., Class A	30,000	24,591
Hongfa Technology Co. Ltd., Class A	23,780	116,544
Huaihe Energy Group Co. Ltd., Class A*	82,600	27,225
Hunan Corun New Energy Co. Ltd., Class A*	61,547	37,837
Infore Environment Technology Group Co. Ltd., Class A	50,600	47,785
Inner Mongolia First Machinery Group Co. Ltd., Class A	44,900	64,600
Jiangsu Hengli Hydraulic Co. Ltd., Class A	14,000	116,361
Jiangsu Zongyi Co. Ltd., Class A*	41,800	30,909
Jiangxi Hongdu Aviation Industry Co. Ltd., Class A	22,600	42,167
Jiangxi Special Electric Motor Co. Ltd., Class A*	63,300	26,488
Jihua Group Corp. Ltd., Class A	116,900	79,070
Juneyao Airlines Co. Ltd., Class A*	31,540	49,852
Keda Clean Energy Co. Ltd., Class A*	67,300	48,800
Ming Yang Smart Energy Group Ltd., Class A	14,800	22,842
Minmetals Development Co. Ltd., Class A*	22,500	21,957
Nanyang Topsec Technologies Group, Inc., Class A*	30,780	122,621
North Industries Group Red Arrow Co. Ltd., Class A	36,747	37,125
North Navigation Control Technology Co. Ltd., Class A*	55,700	61,461
Orient Group, Inc., Class A*	158,390	71,951
Qingdao TGOOD Electric Co. Ltd., Class A	32,081	99,301
Qinhuangdao Port Co. Ltd., Class A	75,900	29,476
Rizhao Port Co. Ltd., Class A	98,500	36,417
Saurer Intelligent Technology Co. Ltd., Class A	50,500	39,078
Shandong Hi-speed Co. Ltd., Class A	35,900	21,401
Shanghai Environment Group Co. Ltd., Class A	24,440	40,136
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	17,349	36,944
Shanghai Tunnel Engineering Co. Ltd., Class A	100,500	80,651
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	20,100	42,284
Shenzhen Airport Co. Ltd., Class A	54,500	63,026
Shenzhen Colibri Technologies Co. Ltd., Class A*	2,100	8,363
Shenzhen Grandland Group Co. Ltd., Class A	41,000	22,327
Shenzhen Tagen Group Co. Ltd., Class A	69,709	47,250
Shenzhen Techand Ecology & Environment Co. Ltd., Class A	75,250	28,361
Shouhang High-Tech Energy Co. Ltd., Class A*	108,355	49,533
Sichuan Road & Bridge Co. Ltd., Class A	115,600	57,649

Sieyuan Electric Co. Ltd., Class A	32,080	79,853
Sinochem International Corp., Class A	72,260	59,852
Sinoma International Engineering Co., Class A	55,750	48,813
Sinotrans Ltd., Class A	84,100	43,145
Sungrow Power Supply Co. Ltd., Class A	54,100	88,536
Sunwoda Electronic Co. Ltd., Class A	57,800	182,223
Suzhou Anjie Technology Co. Ltd., Class A	18,150	57,611
Taihai Manoir Nuclear Equipment Co. Ltd., Class A	27,400	21,988
TangShan Port Group Co. Ltd., Class A	157,774	52,228
Tian Di Science & Technology Co. Ltd., Class A	88,100	38,632
Tianjin Capital Environmental Protection Group Co. Ltd., Class A	22,900	22,413
Tianjin Port Co. Ltd., Class A	53,820	42,805
Tus Environmental Science And Technology Development Co. Ltd., Class A	38,000	53,747
Wolong Electric Group Co. Ltd., Class A	41,539	78,277
Xiamen ITG Group Corp. Ltd., Class A	68,848	63,735
Xinjiang Communications Construction Group Co. Ltd., Class A	3,500	8,432
Xinjiang Machinery Research Institute Co. Ltd., Class A	63,200	43,925
Xuji Electric Co. Ltd., Class A	32,600	55,359
Yingkou Port Liability Co. Ltd., Class A	103,700	32,396
Zhefu Holding Group Co. Ltd., Class A	84,500	46,862
Zhejiang Dingli Machinery Co. Ltd., Class A	7,500	75,492
Zhejiang Kaishan Compressor Co. Ltd., Class A	18,000	24,788
Zhejiang Wanliyang Co. Ltd., Class A	28,500	37,370
Zhejiang Weiming Environment Protection Co. Ltd., Class A	10,197	40,185
Zhejiang Weixing New Building Materials Co. Ltd., Class A	33,480	56,902
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	55,700	45,976
Zhongshan Broad Ocean Motor Co. Ltd., Class A*	75,300	41,868
(Cost $6,104,861)		5,804,337
Information Technology - 23.3%
Accelink Technologies Co. Ltd., Class A	21,700	92,917
Addsino Co. Ltd., Class A*	59,900	120,603
Beijing Dahao Technology Corp. Ltd., Class A	9,946	11,403
Beijing Jetsen Technology Co. Ltd., Class A*	109,600	72,876
Beijing Lanxum Technology Co. Ltd., Class A*	37,320	105,785
Beijing Orient National Communication Science & Technology Co. Ltd., Class A	44,919	121,530
Beijing Sinnet Technology Co. Ltd., Class A	57,548	206,994
Beijing Teamsun Technology Co. Ltd., Class A*	58,860	88,819
Beijing Ultrapower Software Co. Ltd., Class A*	104,200	50,620
Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	45,400	65,645
Bluedon Information Security Technology Co. Ltd., Class A	39,700	33,167
China Greatwall Technology Group Co. Ltd., Class A	93,619	187,687
China National Software & Service Co. Ltd., Class A	15,500	189,312
China TransInfo Technology Co. Ltd., Class A	39,300	152,509
CPT Technology Group Co. Ltd., Class A*	73,500	24,541
DHC Software Co. Ltd., Class A	99,300	209,892
East Group Co. Ltd., Class A	49,200	35,041
Eastern Communications Co. Ltd., Class A	25,200	65,363
Flat Glass Group Co. Ltd., Class A	8,200	15,100
GCI Science & Technology Co. Ltd., Class A	18,000	41,452
GRG Banking Equipment Co. Ltd., Class A	64,000	86,578
Guangdong Ellington Electronics Technology Co. Ltd., Class A	21,200	36,395
Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	38,100	131,691
Guangzhou Haige Communications Group, Inc. Co., Class A	98,300	168,898
Guomai Technologies, Inc., Class A	27,000	30,759
Hangzhou First Applied Material Co. Ltd., Class A	8,690	58,317
Hangzhou Silan Microelectronics Co. Ltd., Class A	41,580	102,427
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	44,000	73,835
Hexing Electrical Co. Ltd., Class A	10,670	24,312
HNA Technology Co. Ltd., Class A*	96,100	40,075
Holitech Technology Co. Ltd., Class A	99,300	101,887
Huagong Tech Co. Ltd., Class A	42,759	129,473
Hubei Kaile Science & Technology Co. Ltd., Class A	42,500	83,438
Hytera Communications Corp. Ltd., Class A	49,300	54,187
IRICO Display Devices Co. Ltd., Class A*	38,300	24,698
JCET Group Co. Ltd., Class A*	59,800	228,034
Leyard Optoelectronic Co. Ltd., Class A	94,600	99,910
MLS Co. Ltd., Class A	20,100	35,544
Nanjing Huadong Electronics Information & Technology Co. Ltd., Class A*	144,400	39,316
NAURA Technology Group Co. Ltd., Class A	13,400	284,216
Neusoft Corp., Class A*	46,600	92,756
Newland Digital Technology Co. Ltd., Class A	39,140	102,193
Ninestar Corp., Class A	28,235	168,239
PCI-Suntek Technology Co. Ltd., Class A	71,000	100,117
Shanghai 2345 Network Holding Group Co. Ltd., Class A	245,748	111,283

Shanghai Baosight Software Co. Ltd., Class A	17,650	114,805
Shanghai Belling Co. Ltd., Class A	29,700	77,589
Shenzhen Aisidi Co. Ltd., Class A	26,400	26,028
Shenzhen Everwin Precision Technology Co. Ltd., Class A	29,180	101,821
Shenzhen Kaifa Technology Co. Ltd., Class A	39,400	98,299
Shenzhen Kingdom Sci-Tech Co. Ltd., Class A*	32,400	89,795
Shenzhen Kinwong Electronic Co. Ltd., Class A	9,600	64,135
Shenzhen Suntak Circuit Technology Co. Ltd., Class A	18,800	50,810
Shenzhen Tat Fook Technology Co. Ltd., Class A*	20,140	44,994
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	59,950	243,125
Suzhou Victory Precision Manufacture Co. Ltd., Class A*	128,100	39,835
Taiji Computer Corp. Ltd., Class A	12,900	84,463
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	12,400	45,419
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	89,200	224,718
Tianma Microelectronics Co. Ltd., Class A	54,400	126,290
Tongding Interconnection Information Co. Ltd., Class A	40,200	32,261
Unigroup Guoxin Microelectronics Co. Ltd., Class A	22,900	190,170
Universal Scientific Industrial Shanghai Co. Ltd., Class A	34,400	106,183
Venustech Group, Inc., Class A	33,448	199,348
Visionox Technology, Inc., Class A*	43,900	83,670
Westone Information Industry, Inc., Class A	31,304	113,494
Wingtech Technology Co. Ltd., Class A*	17,600	351,508
Wonders Information Co. Ltd., Class A	46,594	134,609
Wuhan Guide Infrared Co. Ltd., Class A	20,150	136,956
Wuhu Token Science Co. Ltd., Class A	129,600	200,948
WUS Printed Circuit Kunshan Co. Ltd., Class A	64,240	240,270
Xiamen Faratronic Co. Ltd., Class A	7,200	55,736
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class A	4,200	20,096
Zhejiang Crystal-Optech Co. Ltd., Class A	58,662	144,170
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	34,400	116,339
Zhongji Innolight Co. Ltd., Class A	11,292	100,391
(Cost $5,409,346)		7,958,109
Materials — 16.4%
ADAMA Ltd., Class A	24,400	33,078
Befar Group Co. Ltd., Class A	57,633	41,294
Beijing Sanju Environmental Protection and New Material Co. Ltd., Class A	62,700	50,406
Beijing Shougang Co. Ltd., Class A*	84,800	36,457
Bengang Steel Plates Co. Ltd., Class A	74,000	39,025
Chengzhi Co. Ltd., Class A	13,009	26,639
China Hainan Rubber Industry Group Co. Ltd., Class A	91,400	54,880
China Nonferrous Metal Industry's Foreign Engineering and Construction Co. Ltd., Class A	73,200	48,253
China West Construction Group Co. Ltd., Class A	27,100	42,019
Chongqing Iron & Steel Co. Ltd., Class A*	312,200	71,583
COFCO Biotechnology Co. Ltd., Class A	58,785	59,137
CSG Holding Co. Ltd., Class A	74,661	54,137
Do-Fluoride Chemicals Co. Ltd., Class A	36,600	63,253
Elion Clean Energy Co. Ltd., Class A	72,800	39,226
Fangda Special Steel Technology Co. Ltd., Class A	38,600	47,460
Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A*	166,800	42,547
GEM Co. Ltd., Class A	221,252	169,627
Grace Fabric Technology Co. Ltd., Class A	5,200	9,762
Guangdong HEC Technology Holding Co. Ltd., Class A	79,905	95,498
Guangdong Tapai Group Co. Ltd., Class A	38,100	65,627
Guangzhou Tinci Materials Technology Co. Ltd., Class A	14,720	52,082
Hainan Mining Co. Ltd., Class A*	20,600	14,081
Hangzhou Iron & Steel Co., Class A	53,710	43,872
Hongda Xingye Co. Ltd., Class A	82,478	51,886
Huafon Microfibre Shanghai Technology Co. Ltd.	45,350	58,164
Huaibei Mining Holdings Co. Ltd., Class A	22,900	27,304
Huapont Life Sciences Co. Ltd., Class A	84,550	59,490
Huaxin Cement Co. Ltd., Class A	36,372	127,125
Hubei Xingfa Chemicals Group Co. Ltd., Class A	27,720	40,399
Hunan Gold Corp. Ltd., Class A	44,600	49,149
Hunan Valin Steel Co. Ltd., Class A*	87,620	49,848
Inner Mongolia Xingye Mining Co. Ltd., Class A*	39,400	29,924
Jiangsu Eastern Shenghong Co. Ltd., Class A	64,300	46,164
Jiangsu Shagang Co. Ltd., Class A	94,200	91,119
Jiangsu Yangnong Chemical Co. Ltd., Class A	10,000	100,240
Jilin Yatai Group Co. Ltd., Class A*	173,500	78,567
Jinduicheng Molybdenum Co. Ltd., Class A	51,200	47,251
Kingenta Ecological Engineering Group Co. Ltd., Class A*	87,200	31,115
Kingfa Sci & Tech Co. Ltd., Class A	96,100	137,851

Lianhe Chemical Technology Co. Ltd., Class A	39,659	87,238
Liuzhou Iron & Steel Co. Ltd., Class A	27,600	19,222
Luxi Chemical Group Co. Ltd., Class A	54,500	69,509
Maanshan Iron & Steel Co. Ltd., Class A	159,200	63,194
Nanjing Iron & Steel Co. Ltd., Class A	141,600	62,499
Ningbo Shanshan Co. Ltd., Class A	41,780	80,408
ORG Technology Co. Ltd., Class A	75,550	47,095
Red Avenue New Materials Group Co. Ltd., Class A	6,000	14,230
Rising Nonferrous Metals Share Co. Ltd., Class A*	8,300	34,017
Sansteel Minguang Co. Ltd. Fujian, Class A	65,450	73,438
SGIS Songshan Co. Ltd., Class A*	64,400	36,176
Shandong Chenming Paper Holdings Ltd., Class A	70,950	46,566
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	60,861	147,220
Shandong Iron and Steel Co. Ltd., Class A*	349,830	65,171
Shandong Sinocera Functional Material Co. Ltd., Class A	35,900	123,624
Shandong Sun Paper Industry JSC Ltd., Class A	82,600	112,331
Shanghai Huayi Group Co. Ltd., Class A	30,100	24,888
Shanghai Putailai New Energy Technology Co. Ltd., Class A	6,900	82,109
Shanxi Taigang Stainless Steel Co. Ltd., Class A	121,200	61,136
Shanying International Holding Co. Ltd., Class A*	171,300	83,216
Shenghe Resources Holding Co. Ltd., Class A	56,390	57,131
Shenzhen Jinjia Group Co. Ltd., Class A	46,500	67,768
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	13,940	49,941
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	132,800	70,414
Sichuan Hebang Biotechnology Co. Ltd., Class A*	282,180	66,317
Tangshan Jidong Cement Co. Ltd., Class A	50,281	136,038
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	65,700	56,302
Tibet Summit Resources Co. Ltd., Class A	14,720	20,145
Tongkun Group Co. Ltd., Class A	58,800	115,607
Western Mining Co. Ltd., Class A*	101,900	88,199
Xiamen Tungsten Co. Ltd., Class A	44,820	76,689
Xinfengming Group Co. Ltd., Class A	8,716	13,577
Xinjiang Tianshan Cement Co. Ltd., Class A	33,500	54,343
Xinjiang Zhongtai Chemical Co. Ltd., Class A	91,600	74,558
Xinxing Ductile Iron Pipes Co. Ltd., Class A	148,950	75,987
Xinyu Iron & Steel Co. Ltd., Class A	84,800	51,767
Yintai Gold Co. Ltd., Class A	52,920	106,094
Yunnan Aluminium Co. Ltd., Class A*	83,200	50,553
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A	135,400	70,627
Yunnan Copper Co. Ltd., Class A*	45,200	68,724
Yunnan Energy New Material Co. Ltd.	21,380	178,742
Yunnan Tin Co. Ltd., Class A*	53,530	71,034
Zhejiang Hailiang Co. Ltd., Class A	31,200	40,999
Zhejiang Huafeng Spandex Co. Ltd., Class A	74,000	62,035
Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	53,700	76,799
Zhejiang Jinke Culture Industry Co. Ltd., Class A	75,191	44,285
Zhejiang Juhua Co. Ltd., Class A	72,790	86,056
Zhejiang Runtu Co. Ltd., Class A	37,000	55,302
Zhejiang Sanmei Chemical Industry Co. Ltd., Class A*	3,500	16,386
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	47,115	41,523
(Cost $5,637,749)		5,602,768
Real Estate - 3.7%
Beijing Capital Development Co. Ltd., Class A	68,500	65,866
Beijing Urban Construction Investment & Development Co. Ltd., Class A	60,200	61,941
China Sports Industry Group Co. Ltd., Class A	36,001	45,194
Chongqing Dima Industry Co. Ltd., Class A	77,500	32,540
Cinda Real Estate Co. Ltd., Class A	45,600	22,675
Financial Street Holdings Co. Ltd., Class A	63,400	63,053
Grandjoy Holdings Group Co. Ltd., Class A	68,200	54,534
Greattown Holdings Ltd., Class A	85,264	76,121
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	66,100	40,447
HNA Infrastructure Investment Group Co. Ltd., Class A*	83,200	59,733
Huafa Industrial Co. Ltd. Zhuhai, Class A	90,040	86,708
Nanjing Gaoke Co. Ltd., Class A	46,320	58,545
Shanghai Industrial Development Co. Ltd., Class A	48,790	35,867
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	17,800	32,012
Shanghai Shimao Co. Ltd., Class A	80,200	46,087
Shanghai SMI Holding Co. Ltd., Class A	67,600	50,277
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	41,400	76,473
Shenzhen Huaqiang Industry Co. Ltd., Class A	16,740	30,946
Shenzhen World Union Group, Inc., Class A	65,510	28,820
Shenzhen Zhenye Group Co. Ltd., Class A	50,400	33,440
Sichuan Languang Development Co. Ltd., Class A	79,765	74,185
Suning Universal Co. Ltd., Class A	80,700	36,544
Tahoe Group Co. Ltd., Class A	53,100	40,405

Tianjin Guangyu Development Co. Ltd., Class A	30,100	28,253
Zhejiang China Commodities City Group Co. Ltd., Class A	144,700	71,538
(Cost $1,458,827)		1,252,204
Utilities - 2.3%
An Hui Wenergy Co. Ltd., Class A	60,500	35,199
Beijing Capital Co. Ltd., Class A	120,900	57,000
CECEP Wind-Power Corp., Class A	88,500	28,282
Chengdu Xingrong Environment Co. Ltd., Class A	95,400	61,793
Chongqing Gas Group Corp. Ltd., Class A	10,100	9,263
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	92,500	69,591
Guangzhou Development Group, Inc., Class A	29,200	25,065
Hubei Energy Group Co. Ltd., Class A	104,300	54,853
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	154,500	62,436
Jointo Energy Investment Co. Ltd. Hebei, Class A	38,100	27,027
Luenmei Quantum Co. Ltd., Class A	36,750	59,088
Shanghai Electric Power Co. Ltd., Class A	69,800	70,418
Shenergy Co. Ltd., Class A	130,549	98,591
Shenzhen Energy Group Co. Ltd., Class A	63,650	49,528
Shenzhen Gas Corp. Ltd., Class A	30,500	28,016
Zhongshan Public Utilities Group Co. Ltd., Class A	46,960	52,490
(Cost $887,172)		788,640
TOTAL COMMON STOCKS (Cost $31,229,107)		33,969,719

TOTAL INVESTMENTS - 99.6% (Cost $31,229,107)		$33,969,719
Other assets and liabilities, net - 0.4%		125,143
NET ASSETS - 100.0%		$34,094,862

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.

JSC:	Joint Stock Company

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$33,969,719	$—	$—	$33,969,719
TOTAL	$33,969,719	$—	$—	$33,969,719

(a)	See Schedule of Investments for additional detailed categorizations.

During the period ended February 29, 2020, the amount of transfers from Level 3 and Level 1 was $539,000. The investments were transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.